OPERATING REVENUES	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2024 and 2023 respectively:

(in thousands of $)	2024	2023
Time charter revenues	314,736	181,693
Voyage charter revenues	180,897	226,946
Other revenues	1,193	1,261
Total operating revenues	496,826	409,900

In the six months ended June 30, 2024 and June 30, 2023, we recognized a total of $9.2 million and $6.8 million, respectively, in demurrage which is included under voyage revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes or the vessel speed. However, from time to time some voyage charter contracts contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. The ASC 842 lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this practical expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus do not separate the non-lease component, or service element, from the lease. Furthermore, the standard requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

For the six months ended June 30, 2024, the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	314,736	—	314,736
Voyage charter revenues	12,797	168,100	180,897
Other revenues	—	1,193	1,193
Total operating revenues	327,533	169,293	496,826

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $10.8 million of contract assets were capitalized in the period ended June 30, 2024 under "Other current assets", of which $8.4 million was amortized up to June 30, 2024, leaving a remaining balance of $2.4 million. $3.6 million of capitalized fulfillment costs were amortized in the six months ended June 30, 2024, in relation to voyages in progress at the end of December 31, 2023.

Variable lease income included into our time-charter agreements amounted to $17.6 million and $11.7 million for the six months ended June 30, 2024 and 2023, respectively.
As of June 30, 2024 and December 31, 2023, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2024	2023
Voyages in progress (contract assets)	10,801	15,651
Trade accounts receivable	7,144	11,066
Other current assets (capitalized fulfillment costs)	2,436	3,558
Total	20,381	30,275
As at June 30, 2024, we recorded $9.8 million in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In the first six months of 2024, we recognized $5.3 million in revenue, which was deferred as at December 31, 2023, as the performance obligations were met. Credit loss allowance as of June 30, 2024 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2023.